Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments [text block]

	Note	06/30/2024	12/31/2023
Assets
Amortized cost
Cash and cash equivalents	5	7,246,498	8,345,871
Trade accounts receivable	7	7,224,926	6,848,454
Other assets (1)		670,095	737,222
		15,141,519	15,931,547
Fair value through other comprehensive income
Investments	14.1	31,364	23,606
		31,364	23,606
Fair value through profit or loss
Derivative financial instruments	4.5.1	3,884,621	4,430,454
Marketable securities	6	14,815,013	13,267,286
		18,699,634	17,697,740
		33,872,517	33,652,893
Liabilities
Amortized cost
Trade accounts payable	17	5,058,959	5,572,219
Loans, financing and debentures	18.1	88,624,374	77,172,692
Lease liabilities	19.2	6,604,352	6,243,782
Liabilities for assets acquisitions and subsidiaries	23	211,226	187,187
Dividends and interests on own capital payable		3,010	1,316,528
Other liabilities (1)		481,507	116,716
		100,983,428	90,609,124
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,732,329	2,436,072
		5,732,329	2,436,072
		106,715,757	93,045,196
		72,843,240	59,392,303
(1)Does not include items not classified as financial instruments.

Disclosure of fair value measurement [text block]

	Yield used to discount/methodology	06/30/2024	12/31/2023
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	43,616,964	38,703,379
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,671,131	17,783,760
Assets Financing	SOFR	379,014	278,107
ECA - Export Credit Agency	SOFR	691,611
IFC - International Finance Corporation	SOFR	3,165,736	3,198,761
In local currency
BNDES – TJLP	DI 1	175,745	215,458
BNDES – TLP	DI 1	2,285,041	2,712,762
BNDES – Fixed	DI 1	1,757	3,903
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	604,215	686,798
Assets Financing	DI 1	62,955	75,622
Debentures	DI 1/IPCA	10,659,539	8,881,277
NCE (“Export Credit Notes”)	DI 1	95,229	110,396
NCR (“Rural Credit Notes”)	DI 1	2,141,198	2,228,806
Export credits (“Prepayment”)	DI 1	823,967	824,035
		82,374,102	75,703,064

Disclosure of liquidity risk [text block]

						06/30/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,058,959	5,058,959	5,058,959
Loans, financing and debentures	88,624,374	118,976,266	13,708,238	8,967,446	42,773,201	53,527,381
Lease liabilities	6,604,352	11,631,398	1,230,619	1,113,432	2,930,245	6,357,102
Liabilities for asset acquisitions and subsidiaries	211,226	210,946	91,922	18,624	85,035	15,365
Derivative financial instruments	5,732,329	6,887,436	615,555	191,218	674,980	5,405,683
Dividends and interests on own capital payable	3,010	3,010	3,010
Other liabilities	481,507	481,507	422,471	59,036
	106,715,757	143,249,522	21,130,774	10,349,756	46,463,461	65,305,531

						12/31/2023
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,572,219	5,572,219	5,572,219
Loans, financing and debentures	77,172,692	105,526,852	7,648,237	12,983,542	31,355,362	53,539,711
Lease liabilities	6,243,782	11,021,519	1,172,568	1,045,795	2,743,793	6,059,363
Liabilities for asset acquisitions and subsidiaries	187,187	215,891	94,948	18,314	87,520	15,109
Derivative financial instruments	2,436,072	2,801,258	66,433	1,278,953	1,191,014	264,858
Dividends and interests on own capital payable	1,316,528	1,316,528	1,316,528
Other liabilities	116,716	116,716	58,955	57,761
	93,045,196	126,570,983	15,929,888	15,384,365	35,377,689	59,879,041

Disclosure of effect of changes in foreign exchange rates [text block]

	06/30/2024	12/31/2023
Assets
Cash and cash equivalents	5,149,219	6,432,557
Marketable securities	2,811,914	7,378,277
Trade accounts receivable	5,393,033	5,049,609
Derivative financial instruments	3,041,184	3,070,594
	16,395,350	21,931,037
Liabilities
Trade accounts payable	(1,200,975)	(1,625,011)
Loans and financing	(71,901,265)	(61,304,673)
Liabilities for asset acquisitions and subsidiaries	(150,121)	(127,598)
Derivative financial instruments	(4,980,878)	(1,867,882)
	(78,233,239)	(64,925,164)
	(61,837,889)	(42,994,127)

Sensitivity analysis for types of market risk [text block]

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	5,149,219	1,287,305	2,574,610
Marketable securities	2,811,914	702,979	1,405,957
Trade accounts receivable	5,393,033	1,348,258	2,696,517
Trade accounts payable	(1,200,975)	(300,244)	(600,488)
Loans and financing	(71,901,265)	(17,975,316)	(35,950,633)
Liabilities for asset acquisitions and subsidiaries	(150,121)	(37,530)	(75,061)

Disclosure of derivative financial instruments [text block]

	Notional value, net in U.S.$		Fair value in R$
	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Instruments as part of protection strategy
Operational hedges
Zero Cost Collar	6,547,200	4,500,200	(1,333,266)	1,968,337
NDF (R$ x US$)	357,500	505,000	(77,902)	162,776
NDF (€ x US$)	68,512	262,088	9,371	100,362

Debt hedges
Swap SOFR to Fixed (US$)	1,437,593	2,555,626	391,912	741,492
Swap IPCA to CDI (notional in Brazilian Reais)	5,078,782	4,274,397	(364,433)	47,645
Swap CDI x Fixed (US$)	909,612	1,025,000	(318,356)	(1,081,964)
Pre-fixed Swap to US$ (US$)		200,000		(203,045)
Swap CDI x SOFR (US$)	610,171	125,000	(277,115)	25,774
Swap SOFR to SOFR (US$)	150,961	150,961	(21,923)	(16,615)

Commodity Hedge
Swap US$ e US-CPI (1)	139,342	131,510	66,945	230,471
Zero Cost Collar (Brent)	121,865	163,100	30,535	(3,148)
Swap VLSFO/Brent	76,684	142,794	46,524	22,297
			(1,847,708)	1,994,382

Current assets			1,161,258	2,676,526
Non-current assets			2,723,363	1,753,928
Current liabilities			(469,544)	(578,763)
Non-current liabilities			(5,262,785)	(1,857,309)
			(1,847,708)	1,994,382
(1)The embedded derivative refers to a swap contract for the sale of price variations in US$ and US-CPI within the term of a forest partnership with a standing wood supply contract.

Schedule of fair value by maturity [Table Text Block]

	06/30/2024	12/31/2023
2024	471,913	2,097,763
2025	(230,840)	233,072
2026	(379,675)	(574,871)
2027 onwards	(1,709,106)	238,418
	(1,847,708)	1,994,382

Disclosure of Positions of Derivative Financial Instruments [Table Text Block]

		Notional value		Fair value
	Currency	06/30/2024	12/31/2023	06/30/2024	12/31/2023
Debt hedges
Assets
Swap CDI to Fixed	US$	4,748,394	3,898,011	1,618,434	223,776
Swap Pre-Fixed to US$	US$		738,800
Swap SOFR to Fixed	US$	1,437,593	2,555,626	430,489	1,104,984
Swap IPCA to CDI	R$	5,229,379	4,320,471	308,989	161,542
Swap CDI to SOFR	US$	3,117,625	644,850	679,637	32,560
Swap SOFR to SOFR	US$	150,961	150,961	6,717	6,681
				3,044,266	1,529,543
Liabilities
Swap CDI to Fixed	US$	909,612	1,025,000	(1,936,790)	(1,305,740)
Swap Pre-Fixed to US$	US$		200,000		(203,045)
Swap SOFR to Fixed	US$	1,437,593	2,555,626	(38,577)	(363,492)
Swap IPCA to CDI	R$	5,078,782	4,274,397	(673,422)	(113,897)
Swap CDI to SOFR	US$	610,171	125,000	(956,752)	(6,786)
Swap SOFR to SOFR	US$	150,961	150,961	(28,640)	(23,296)
				(3,634,181)	(2,016,256)
				(589,915)	(486,713)
Operational hedge
Zero Cost Collar (US$ x R$)	US$	6,547,200	4,500,200	(1,333,266)	1,968,337
NDF (R$ x US$)	US$	357,500	505,000	(77,902)	162,776
NDF (€ x US$)	US$	68,512	262,088	9,371	100,362
				(1,401,797)	2,231,475
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	139,342	131,510	66,945	230,471
Zero Cost Collar (Brent)	US$	121,865	163,100	30,535	(3,148)
Swap VLSFO/Brent	US$	76,684	142,794	46,524	22,297
				144,004	249,620
				(1,847,708)	1,994,382
(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

Disclosure of Settled Derivatives [Table Text Block]

	06/30/2024	12/31/2023
Operational hedge
Zero Cost Collar (R$ x US$)	580,961	2,987,953
NDF (R$ x US$)	39,368	155,458
NDF (€ x US$)	57,391	84,332
	677,720	3,227,743

Commodity hedge	63,904	80,516
Swap VLSFO/other	63,904	80,516

Debt hedge
Swap CDI to Fixed (US$)	(1,562,218)	(438,417)
Swap IPCA to CDI (Brazilian Reais)	(14,722)	256,683
Swap IPCA to Fixed (US$)		21,139
Swap Pre-Fixed to US$	(221,462)	(104,827)
Swap SOFR to SOFR	800
Swap CDI to SOFR (US$)	(22,911)	7,729
Swap SOFR to Fixed (US$)	396,102	508,720
	(1,424,411)	251,027
	(682,787)	3,559,286

Disclosure of Fair Value Hierarchy [Table Text Block]

			06/30/2024
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	3,884,621		3,884,621
Marketable securities	14,815,013		14,815,013
	18,699,634		18,699,634
At fair value through other comprehensive income
Other investments		31,364	31,364
		31,364	31,364

Biological assets		19,801,748	19,801,748
		19,801,748	19,801,748
Total assets	18,699,634	19,833,112	38,532,746

Liabilities
At fair value through profit or loss
Derivative financial instruments	5,732,329		5,732,329
	5,732,329		5,732,329
	5,732,329		5,732,329

			12/31/2023
	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments	4,430,454		4,430,454
Marketable securities	13,267,286		13,267,286
	17,697,740		17,697,740

At fair value through other comprehensive income
Other investments - CelluForce		23,606	23,606
		23,606	23,606

Biological assets		18,278,582	18,278,582
		18,278,582	18,278,582
Total assets	17,697,740	18,302,188	35,999,928

Liabilities
At fair value through profit or loss
Derivative financial instruments	2,436,072		2,436,072
	2,436,072		2,436,072
Total liabilities	2,436,072		2,436,072

Currency risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Disclosure of derivative financial instruments [text block]

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	(1,333,266)	(6,410,594)	(14,619,086)
Derivative swaps	(589,917)	(2,262,706)	(4,443,068)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(77,902)	(318,622)	(671,020)
Embedded derivatives	66,945	(155,851)	(311,701)
NDF parity derivatives (1)	9,371	(154,754)	(273,597)
Commodity Derivatives	77,059	19,264	38,528

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	9,371	(93,190)	(192,420)
(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.

Interest rate risk [member] | Financial instruments, excluding derivatives
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk [text block]

	06/30/2024
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	1,952,958	(50,777)	(101,554)
Marketable securities	11,208,299	(291,416)	(582,832)
Loans and financing	9,240,306	292,225	584,449
TJLP
Loans and financing	224,140	3,922	7,845
SOFR
Loans and financing	24,015,749	323,942	647,885

Interest rate risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk [text block]

	06/30/2024
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	(1,333,266)	(662,127)	(1,317,419)
Derivative swaps	(589,917)	(80,807)	(158,606)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(589,917)	(143,819)	(275,609)

Other price risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk [text block]

	06/30/2024
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	66,945	(33,119)	(68,055)